Disclosure of Detailed Information About Future Minimum Undiscounted Lease Payments (Details)	Aug. 31, 2021 USD ($)
Lease Liabilities
Current	$ 250,216
2 years	176,513
3 years	160,696
4 years	52,089
Total undiscounted lease obligation	$ 639,514